Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Liability, Payments, Due prior year		$ 0.0	$ 15.4
Liability, Payments, Next twelve months		15.4	15.2
Liability, Payments, Due year two		15.1	14.9
Liability, Payments, Due year three		14.3	14.1
Liability, Payments, Due year four		12.8	12.6
Liability, Payments, Due year five		12.7	12.4
Liability, Payments, Due after year five		32.4	34.8
Total minimum lease payments		102.7	119.4
Less imputed interest		(16.6)	(23.9)
Operating lease liabilities	$ 79.6	$ 86.1	$ 95.5